Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2016
Prospectus Date	rr_ProspectusDate	Jun. 03, 2016